CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 124,231	$ 1,533,237	$ 3,196,990	$ 319,093
Accounts receivable, net	66,898,535	40,572,757	39,522,737
Other receivables	146,354	148,894	238,383
Prepayments	5,662,225	7,720,452	213,596
Security deposits, net	153,496	237,409	2,352,742
Current assets of discontinued operations	18,845	63,185	174,467
Total current assets	73,172,658	50,275,934	45,698,915
OTHER ASSETS
Plant and equipment, net	2,585,410	3,455,993	3,335,229
Intangible assets, net	314,009	437,989	462,738
Goodwill	5,185,866	5,185,866	0
Operating lease right-of-use assets	2,833,075	2,725,747	0
Deferred tax assets	1,154,840	648,768	0
Other receivables	41,595	39,685	9,597
Other assets of discontinued operations	571,469	579,452	1,844,838
Total other assets	12,686,264	13,073,500	5,652,402
Total assets	85,858,922	63,349,434	51,351,317
CURRENT LIABILITIES
Short-term loans - banks	3,031,904	4,359,210	4,150,309
Loans from third parties	5,883,582	5,013,117	2,449,048
Total current loans from related parties		0	329,120
Current maturities of long-term loan - bank	848,019	777,558	0
Convertible debenture, net of issuance cost and discount of $6,958 and $131,688 as of December 31, 2020 and June 30, 2020, respectively	2,993,042	4,768,312	0
Accounts payable	12,225,389	7,510,432	8,654,056
Customer deposits	12,023,772	1,266,073	704,354
Customer deposits - related party	29,653	27,395	29,643
Other payables and accrued liabilities	3,911,864	1,942,014	420,359
Other payables - related parties	3,355,418	2,234,980	1,245,864
Operating lease liabilities	79,798	49,171	0
Taxes payable	4,151,064	3,342,127	2,974,059
Current liabilities of discontinued operations	1,320,409	1,445,201	1,872,053
Total current liabilities	49,853,914	32,735,590	22,828,865
OTHER LIABILITIES
Long-term loan - bank		0	866,231
Loans from third parties	2,044,238	2,074,871	3,131,007
Long-term loans - related parties	771,757	713,325	0
Operating lease liabilities - noncurrent	600,044	581,083	0
Other liabilities of discontinued operations	456,005	417,729	0
Total other liabilities	3,872,044	3,787,008	3,997,238
Total liabilities	53,725,958	36,522,598	26,826,103
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.01 par value, 50,000,000 shares authorized, 23,971,084 and 21,964,027 share issued and outstanding as of June 30, 2020 and 2019, respectively	358,790	239,711	219,640
Additional paid-in capital	28,284,081	15,765,411	11,031,937
Deferred share compensation	(134,000)	(47,708)	0
Statutory reserves	1,736,780	1,670,367	1,496,642
Retained earnings	(2,615,953)	7,034,899	12,085,566
Accumulated other comprehensive loss	1,059,439	(856,218)	(308,571)
Total China Xiangtai Food Co., Ltd. shareholders' equity	28,689,138	23,806,462	24,525,214
NONCONTROLLING INTERESTS	3,443,826	3,020,374	0
Total equity	32,132,964	26,826,836	24,525,214	$ 14,033,535	$ 10,131,873
Total liabilities and shareholders' equity	$ 85,858,922	$ 63,349,434	$ 51,351,317